091-21264

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RECEIVED
2016 SEP -7 AM 8:25
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC
Mail Processing
Section
SEP 06 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

16019175

4. Name of Underlying Instrument:

ETFx HealthTech Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IMED

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Tokyo, NASDAQ GS, Xetra, New York, ASE, Stockholm, EN Paris, NZX, Copenhagen, Soc.Bol SIBE, EN Amsterdam, London, SIX Swiss Ex

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

September 2, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 06 2016

NYSE

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2016 SEP -7 AM 8:24
SEC / TM

SEC
Mail Processing
Section
SEP 06 2016
Washington DC
412

Via Overnight Mail

September 2, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

SPDR Russell Small Cap Completeness ETF (RSCO)
PureFunds Solactive FinTech ETF (FINQ)
PureFunds ETFx HealthTech ETF (IMED)
Global X MSCI Colombia ETF (GXG)
ProShares Ultra FTSE Europe (UPV)
ProShares UltraShort FTSE Europe (EPV)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 06 2016